Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [Abstract]
Schedule of Disaggregated Revenue	The following table provides information about disaggregated revenue by type of contract, and timing of revenue recognition:
	Years ended December 31,
	2023	2022

Project implementation phase:
Revenues from pre-implementation projects	$188,281	$189,335
Revenues from post-implementation projects	326,303	285,401

Total	$514,584	$474,736

Schedule of Trade Receivables, Unbilled Receivables, Contract Assets and Contract Liabilities	The following table provides information about trade receivables, unbilled receivables, contract assets and contract liabilities (deferred revenues) from contracts with customers:
	December 31,
	2023	2022

Trade receivables (net of allowance for credit losses of $1,501 and $1,130 on December 31, 2023 and 2022, respectively)	60,024	58,563
Short-term unbilled receivables *)	19,005	20,488
Long-term unbilled receivables *)	3,418	1,169
Contract assets **)	11,814	15,064
Deferred revenues (short-term contract liabilities) ***)	38,541	30,720
*)	Unbilled receivables relate to revenue recognized in excess of amounts invoiced as the Company has an unconditional right to invoice and receive payment in the future related to its fulfilled obligations.
**)	Contract assets relate to unbilled receivables (including a long-term balance of $570 and $733 presented in other long-term assets as of December 31, 2023 and 2022, respectively), which represent revenue recognized on arrangements for which billings have not yet been presented to customers because the amounts were earned but not contractually billable as of the balance sheet date, and the right to consideration is generally subject to milestone completion, client acceptance or factors other than the passage of time.
***)	Deferred revenue represents billings to customers for which revenue has not yet been recognized.